Intangible Assets (Details Narrative) (10-Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 25	$ 38	$ 51	$ 76	$ 140	$ 152